Consolidated cash flow statement (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Interest received, classified as operating activities	£ 23,184	£ 25,965	£ 24,347
Interest paid, classified as operating activities	15,736	18,952	15,944
Balances with banks and other regulatory authorities	£ 2,775	£ 2,317	£ 2,973